Shareholders' Deficit (Details) - $ / shares			3 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Mar. 22, 2021	Sep. 30, 2021
Shareholders' Deficit (Details) [Line Items]
Ordinary stock subject to forfeiture shares		937,500
Percentage of converted basis		20.00%		20.00%
Preferred stock, shares authorized		5,000,000		5,000,000
Preferred stock, par or stated value per share (in Dollars per share)		$ 0.0001		$ 0.0001
Exercise price, per share (in Dollars per share)		$ 1
Warrants exercise price, term		5 years
Effective issue price per share (in Dollars per share)		$ 9.2
Total equity proceeds, percentage		60.00%
Percentage of market value		115.00%
Redemption trigger price per share (in Dollars per share)		$ 18
Redemption of warrants, per share (in Dollars per share)		$ 18
Redemption of warrant, description		Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price (the “closing price“) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrants exercisable, per share (in Dollars per share)		$ 0.361
Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized		5,000,000		5,000,000
Preferred stock, par or stated value per share (in Dollars per share)		$ 0.0001		$ 0.0001
Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of additional units	3,616,305
Founder shares	127,174
Warrant [Member]
Shareholders' Deficit (Details) [Line Items]
Exercise price, per share (in Dollars per share)		$ 11.5
Percentage of market value		180.00%
Redemption trigger price per share (in Dollars per share)		$ 10
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock, shares authorized		500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary stock, shares outstanding		0
Ordinary stock, shares issued		0
Exercise price, per share (in Dollars per share)		$ 9.2
Redemption of warrants, per share (in Dollars per share)		$ 10
Redemption of warrant, description		Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of Class A ordinary shares to be determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A ordinary shares; and• if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and• if the closing price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Class A Ordinary Shares [Member] | Temporary Equity [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock, shares outstanding				31,116,305
Ordinary stock, shares issued				31,116,305
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Founder shares		937,500
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock, shares authorized		50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Ordinary stock, shares outstanding		7,187,500	7,906,250	7,779,076
Ordinary stock, shares issued		7,187,500	7,906,250	7,779,076
Initial shareholders, percentage			20.00%
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock subject to forfeiture shares			1,031,250
Class B Ordinary Shares [Member] | Proposed Public Offering [Member]
Shareholders' Deficit (Details) [Line Items]
Initial shareholders, percentage		20.00%